Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Jul. 12, 2022	Jul. 08, 2022	Jun. 28, 2021
Statement of Financial Position [Abstract]
Ordinary shares par value	$ 0.000001	$ 0.000001	$ 0.000001	$ 0.000001	$ 0.0001
Ordinary shares authorized	50,000,000,000	50,000,000,000	50,000,000,000		500,000,000
Ordinary shares issued	120,081,456	119,876,032		117,647,000
Ordinary shares outstanding	120,020,962	119,876,032